LEASES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases
Weighted average remaining lease term	4 years 11 months 23 days	1 year 1 month 13 days
Weighted average discount rate	3.50%	4.75%
Lease cost	$ 428,340	$ 434,874
Amortization of operating lease right-of-use assets	577,826	407,029	$ 425,882
Interest on lease liabilities	$ 32,741	$ 27,845	$ 11,666